PRIVATE PLACEMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 11.50
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 11.50
ITHAX ACQUISITION CORP.
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price	$ 6,750,000
Private Placement [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price	$ 6,750,000
Private Placement [Member] | ITHAX ACQUISITION CORP. | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	675,000
Price of warrants	$ 10.00
Aggregate purchase price	$ 6,750,000
Number of shares per warrant	1
Exercise price of warrants	$ 11.50
Private Placement [Member] | ITHAX ACQUISITION CORP. | Sponsor [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	465,000
Private Placement [Member] | ITHAX ACQUISITION CORP. | Cantor [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	210,000